CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]
Beginning balance at Jan. 31, 2021		$ (35,425)	$ 2	[1]	$ 133,406	$ 57	$ (168,890)	$ 81,523
Beginning balance, shares at Jan. 31, 2021			16,582,525	[1]				77,696,679
Issuance of common stock upon exercise of stock options		375			375
Issuance of common stock upon exercise of stock options, shares	[1]		1,404,966
Issuance of common stock upon exercise of common stock warrants (Share)	[1]		233,578
Issuance of common stock upon exercise of common stock warrants		3			3
Stock-Based Compensation		1,765			1,765
Foreign currency translation gain (loss)		(5)				(5)
Net loss, as restated		(38,241)					(38,241)
Ending balance at Dec. 31, 2021		(71,528)	$ 2	[1]	135,549	52	(207,131)	$ 81,523
Ending balance, shares at Dec. 31, 2021			18,221,069	[1]				77,696,679
Issuance of common stock upon conversion of legacy Series C and Series C-1 preferred stock in connection with the Business Combination		81,523	$ 6	[1]	81,517			$ (81,523)
Issuance of common stock upon conversion of legacy Series C and Series C-1 preferred stock in connection with the Business Combination, shares			57,380,563	[1]				(77,696,679)
Issuance of common stock upon exercise of stock options		$ 1,020			1,020
Issuance of common stock upon exercise of stock options, shares		2,768,568	2,768,568	[1]
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities, as restated		$ 159,538	$ 3	[1]	159,535
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities, as restated, shares	[1]		34,850,706
Issuance of common stock upon release of RSUs (Share)	[1]		7,046,689
Issuance of common stock upon release of RSUs			$ 1	[1]	(1)
Issuance of common stock pursuant to the Common Stock Purchase Agreement (Share)	[1]		171,008
Issuance of common stock upon exercise of common stock warrants (Share)	[1]		4,818,630
Issuance of common stock upon exercise of common stock warrants		5,048			5,048
Reclassification of loan and security agreement warrants to equity		6,370			6,370
Stock-Based Compensation		44,812			44,812
Settlement of the first tranche of forward contract		(3,305)			(3,305)
Capitalization of deferred costs to equity upon share issuance		(1,520)			(1,520)
Foreign currency translation gain (loss)		101				101
Change in unrealized loss on available-for-sale securities		(314)				(314)
Net loss, as restated		(71,521)					(71,521)
Ending balance at Dec. 31, 2022		$ 150,224	$ 12	[1]	$ 429,025	$ (161)	$ (278,652)
Ending balance, shares at Dec. 31, 2022		113,810,285	125,257,233	[1]

[1]	Shares of legacy Redeemable Convertible Series C Preferred Stock, Redeemable Convertible Series C-1 Preferred Stock, legacy Class A Common Stock, and legacy Class B Common Stock have been retroactively restated to give effect to the Business Combination.